Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring Expenses

The following table summarizes the restructuring expenses incurred to date.

(Dollars in millions)	Years Ended December 31,			Cumulative Expense as of December 31,
	2012	2011	2010	2012
Severance costs	$6	$7	$80	$183
Lease and other contract termination costs	2	—	1	12
Exit and other costs	3	5	4	23

Total restructuring expenses from continuing operations(1)	11	12	85	218
Total restructuring expenses from discontinued operations	4	(1)	6	26

Total	$15	$11	$91	$244

(1)	Aggregate restructuring expenses from continuing operations incurred across our reportable segments are disclosed in “Note 16 — Segment Reporting.”